Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2018
Revenue Recognition [Abstract]
Schedule of Impact on Consolidated Balance Sheet and Statement of Operations
Adoption of ASC 606 and its related Transition Effects
The modified retrospective method of adoption required us to apply ASC 606 to all new revenue contracts entered into after January 1, 2018 and revenue contracts that were not completed as of January 1, 2018. Our consolidated revenues for periods prior to January 1, 2018 were not revised and the cumulative effect of our adoption of ASC 606 was recorded as an adjustment to partners' capital at January 1, 2018. Based on this application, the following adjustments were made to our consolidated balance sheet as of January 1, 2018:

	December 31, 2017	Adjustments	January 1, 2018
ASSETS
Accounts receivable - trade, net	$495,449	$(48,028)	$447,421
Inventories	88,653	5,138	93,791
Other assets, net of amortization	56,628	59,204	115,832

LIABILITIES AND CAPITAL
Other long-term liabilities	256,571	19,864	276,435

Partners' capital	2,026,147	(3,550)	2,022,597

Current Impact of New Revenue Recognition Guidance
The tables below summarize the impact of adoption on our consolidated balance sheet and statement of operations as of and for the year ended December 31, 2018:

	As of December 31, 2018
Consolidated Balance Sheet	As Reported	Without adoption of ASC 606	Effect of Change Increase/(Decrease)
ASSETS
Accounts receivable-trade, net	$323,462	$371,490	$(48,028)
Inventories	73,531	69,367	4,164
Other Assets, net of amortization	121,707	49,466	72,241

LIABILITIES AND CAPITAL
Other Long-Term Liabilities	259,198	232,927	26,271
Partners' Capital	1,690,799	1,688,693	2,106

	Year ended December 31, 2018
Consolidated Statement of Operations	As Reported	Without adoption of ASC 606	Effect of Change Increase/(Decrease)

Offshore pipeline transportation services	$284,544	$277,915	$6,629
Sodium minerals and sulfur services	1,174,434	1,071,634	102,800
Marine transportation	219,937	219,937	—
Onshore facilities and transportation	1,233,855	1,233,855	—
Total revenues	2,912,770	2,803,341	109,429

Onshore facilities and transportation product costs	1,037,688	1,037,688	—
Onshore facilities and transportation operating costs	89,042	89,042	—
Marine transportation operating costs	172,527	172,527	—
Sodium minerals and sulfur services operating costs	912,491	808,718	103,773
Offshore pipeline transportation operating costs	66,668	66,668	—

OPERATING INCOME	170,248	164,592	5,656

Schedule of Disaggregation of Revenue
The following table reflects the disaggregation of our revenues by major category for the year ended December 31, 2018:

	Year Ended December 31,
	Onshore Facilities & Transportation	Sodium Minerals & Sulfur Services	Offshore Pipeline Transportation	Marine Transportation	Consolidated
Fee-based revenues	$156,266	$—	$284,544	$219,937	$660,747
Product Sales	1,077,589	1,071,634	—	—	2,149,223
Refinery Services	—	102,800	—	—	102,800
	$1,233,855	$1,174,434	$284,544	$219,937	$2,912,770

Schedule of Contract Asset and Liabilities Balances Activity
The table below depicts our contract asset and liability balances at January 1, 2018 and December 31, 2018:

	Contract Assets	Contract Liabilities
	Non-Current	Non-Current
Balance at January 1, 2018	$59,204	$19,864
Balance at December 31, 2018	72,241	26,271

Schedule of Revenue Expected to be Recognized in Future Periods
The following chart depicts how we expect to recognize revenues for future periods related to these contracts:

	Offshore Pipeline Transportation	Marine Transportation	Onshore Facilities and Transportation

2019	$74,200	$27,010	$65,436
2020	51,256	20,128	57,090
2021	34,562	—	20,139
2022	22,828	—	4,283
2023	12,076	—	—
Thereafter	123,371	—	—
Total	$318,293	$47,138	$146,948